Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
American Funds Insurance Series – Global Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 13.94% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in a majority of equity sectors produced positive contribution for the fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.
Conversely, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Fund — Class 1 *	13.94%	10.04%	11.02%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,058,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 30,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,058
Total number of portfolio holdings	164
Total advisory fees paid (in millions)	$ 30
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
American Funds Insurance Series - Global Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 13.67% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in a majority of equity sectors produced positive contribution for the fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.
Conversely, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
Global Growth Fund — Class 1A 2	13.67%	9.77%	12.34%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	10.72%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,058,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 30,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,058
Total number of portfolio holdings	164
Total advisory fees paid (in millions)	$ 30
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Global Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 13.68% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in a majority of equity sectors produced positive contribution for the fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.
Conversely, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Fund — Class 2 *	13.68%	9.76%	10.74%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,058,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 30,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,058
Total number of portfolio holdings	164
Total advisory fees paid (in millions)	$ 30
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Global Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 13.39% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in a majority of equity sectors produced positive contribution for the fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.
Conversely, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Fund — Class 4 *	13.39%	9.49%	10.46%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,058,000,000
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 30,000,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,058
Total number of portfolio holdings	164
Total advisory fees paid (in millions)	$ 30
Portfolio turnover rate	41%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Global Small Capitalization Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 2.59% for the year ended December 31, 2024. That result compares with a 7.66% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.
Overall, less than half of the fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.
In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Small Capitalization Fund — Class 1 *	2.59%	3.26%	6.07%
MSCI ACWI IMI Index †	16.37%	9.67%	9.00%
MSCI All Country World Small Cap Index †	7.66%	6.68%	7.26%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,990,000,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,990
Total number of portfolio holdings	284
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	47%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 2.34% for the year ended December 31, 2024. That result compares with a 7.66% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.
Overall, less than half of the fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.
In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Global Small Capitalization Fund — Class 1A 2	2.34%	3.00%	6.72%
MSCI ACWI IMI Index 3	16.37%	9.67%	10.34%
MSCI All Country World Small Cap Index 3	7.66%	6.68%	7.62%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,990,000,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,990
Total number of portfolio holdings	284
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	47%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 2.33% for the year ended December 31, 2024. That result compares with a 7.66% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.
Overall, less than half of the fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.
In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Small Capitalization Fund — Class 2 *	2.33%	3.01%	5.81%
MSCI ACWI IMI Index †	16.37%	9.67%	9.00%
MSCI All Country World Small Cap Index †	7.66%	6.68%	7.26%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,990,000,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 2,990
Total number of portfolio holdings	284
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	47%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 2.12% for the year ended December 31, 2024. That result compares with a 7.66% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, despite election uncertainties, high interest rates and a slowing labor market. Europe and Japan saw modest growth while the U.K. economy contracted in September and October. China faced stagnant consumption, a property crisis and rising debt. India showed resilience with strong growth and investment, despite inflation.
Overall, less than half of the fund’s sectors added positive returns to the portfolio, with utilities, financials and energy holdings being particularly additive. Likewise, information technology and industrials holdings saw returns surpassing those of the overall portfolio. Regionally, shares of companies based in the U.S., emerging markets and the U.K. were particularly additive.
In terms of detractors, holdings in consumer staples, communication services and materials saw the largest negative returns during the period. Likewise, investments in companies domiciled in Canada, the Pacific and European regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Small Capitalization Fund — Class 4 *	2.12%	2.74%	5.54%
MSCI ACWI IMI Index †	16.37%	9.67%	9.00%
MSCI All Country World Small Cap Index †	7.66%	6.68%	7.26%
Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the MSCI All Country World Small Cap Index (the "Previous Primary Benchmark") to the MSCI ACWI IMI Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,990,000,000
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 2,990
Total number of portfolio holdings	284
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	47%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series® – Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 31.96% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.
In terms of detractors, holdings in the energy and consumer staples sectors weighed on the fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 1 *	31.96%	19.12%	16.88%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,703,000,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 134,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 47,703
Total number of portfolio holdings	226
Total advisory fees paid (in millions)	$ 134
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series® – Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 31.61% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.
In terms of detractors, holdings in the energy and consumer staples sectors weighed on the fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Growth Fund — Class 1A 2	31.61%	18.83%	18.50%
S&P 500 Index 3	25.02%	14.53%	14.59%
1
Class 1A shares
were
first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,703,000,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 134,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 47,703
Total number of portfolio holdings	226
Total advisory fees paid (in millions)	$ 134
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Growth Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 31.61% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.
In terms of detractors, holdings in the energy and consumer staples sectors weighed on the fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 2 *	31.61%	18.83%	16.58%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,703,000,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 134,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47,703
Total number of portfolio holdings	226
Total advisory fees paid (in millions)	$ 134
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Growth Fund - Class 3[Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 31.70% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.
In terms of detractors, holdings in the energy and consumer staples sectors weighed on the fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 3 *	31.70%	18.91%	16.66%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,703,000,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 134,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47,703
Total number of portfolio holdings	226
Total advisory fees paid (in millions)	$ 134
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Growth Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 31.29% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.
In terms of detractors, holdings in the energy and consumer staples sectors weighed on the fund’s relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 4 *	31.29%	18.53%	16.29%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,703,000,000
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 134,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47,703
Total number of portfolio holdings	226
Total advisory fees paid (in millions)	$ 134
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – International Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 3.40% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the portfolio’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Fund — Class 1 *	3.40%	1.48%	4.27%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,787,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,787
Total number of portfolio holdings	147
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – International Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 3.17% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the portfolio’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	Since inception 1
International Fund — Class 1A 2	3.17%	1.23%	4.94%
MSCI ACWI (All Country World Index) ex USA 3	5.53%	4.10%	5.99%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,787,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,787
Total number of portfolio holdings	147
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – International Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 3.16% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the portfolio’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
International Fund — Class 2 *	3.16%	1.23%	4.01%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,787,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,787
Total number of portfolio holdings	147
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – International Fund - Class 3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 3.19% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the portfolio’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
International Fund — Class 3 *	3.19%	1.29%	4.08%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,787,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,787
Total number of portfolio holdings	147
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – International Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 2.93% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the three months to October. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, utilities and consumer discretionary returns surpassed those of the overall portfolio. Financials and consumer staples were also positive, though below the portfolio’s return. Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
Investments in the energy, real estate and materials sectors were notable detractors to overall results. Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
International Fund — Class 4 *	2.93%	0.97%	3.75%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,787,000,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 35,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,787
Total number of portfolio holdings	147
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – New World Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 6.86% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in most equity sectors produced positive returns for the fund. Shares of information technology and communication services companies were particularly additive to results. Holdings in the consumer discretionary, financials and real estate sectors were also positive, though they returned less than the portfolio’s overall return. Geographically, shares of companies based in Canada, the U.S. and emerging markets were especially additive over the period.
In terms of detractors, holdings in the utilities, energy, materials and consumer staples sectors saw negative returns over the year. Likewise, investments in companies based in other European and Pacific regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 1 *	6.86%	4.80%	6.49%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
MSCI Emerging Markets Index †	7.50%	1.70%	3.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,412,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,412
Total number of portfolio holdings	609
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	55%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – New World Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 6.58% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in most equity sectors produced positive returns for the fund. Shares of information technology and communication services companies were particularly additive to results. Holdings in the consumer discretionary, financials and real estate sectors were also positive, though they returned less than the portfolio’s overall return. Geographically, shares of companies based in Canada, the U.S. and emerging markets were especially additive over the period.
In terms of detractors, holdings in the utilities, energy, materials and consumer staples sectors saw negative returns over the year. Likewise, investments in companies based in other European and Pacific regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 1A 2	6.58%	4.55%	7.31%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	10.72%
MSCI Emerging Markets Index 3	7.50%	1.70%	5.02%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,412,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,412
Total number of portfolio holdings	609
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	55%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – New World Fund - Class2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 6.55% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in most equity sectors produced positive returns for the fund. Shares of information technology and communication services companies were particularly additive to results. Holdings in the consumer discretionary, financials and real estate sectors were also positive, though they returned less than the portfolio’s overall return. Geographically, shares of companies based in Canada, the U.S. and emerging markets were especially additive over the period.
In terms of detractors, holdings in the utilities, energy, materials and consumer staples sectors saw negative returns over the year. Likewise, investments in companies based in other European and Pacific regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 2 *	6.55%	4.54%	6.22%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
MSCI Emerging Markets Index †	7.50%	1.70%	3.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,412,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,412
Total number of portfolio holdings	609
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	55%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – New World Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 6.33% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Holdings in most equity sectors produced positive returns for the fund. Shares of information technology and communication services companies were particularly additive to results. Holdings in the consumer discretionary, financials and real estate sectors were also positive, though they returned less than the portfolio’s overall return. Geographically, shares of companies based in Canada, the U.S. and emerging markets were especially additive over the period.
In terms of detractors, holdings in the utilities, energy, materials and consumer staples sectors saw negative returns over the year. Likewise, investments in companies based in other European and Pacific regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 4 *	6.33%	4.29%	5.96%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
MSCI Emerging Markets Index †	7.50%	1.70%	3.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,412,000,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,412
Total number of portfolio holdings	609
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	55%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 19.40% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. markets outpaced other global indexes in part due to solid consumer spending and business investment. Communication services and information technology were especially strong. Despite lingering concerns over inflation, the U.S. Federal Reserve (Fed) cut interest rates for the first time in two years and forecast additional rate cuts in 2025.
Most sectors added to the fund’s positive results, with utilities, information technology and financials holdings particularly additive. Utilities had the strongest results, followed closely by information technology. Communication services, consumer discretionary and industrials returns were also positive, though below the portfolio’s overall return.
Materials and energy were the only sectors to see negative returns during the period, with materials the lower performing of the two. Health care also detracted from the broader portfolio’s return, generating results that were narrowly positive but well below the total fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 1 *	19.40%	12.47%	10.54%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,066,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 24,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,066
Total number of portfolio holdings	192
Total advisory fees paid (in millions)	$ 24
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 19.15% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. markets outpaced other global indexes in part due to solid consumer spending and business investment. Communication services and information technology were especially strong. Despite lingering concerns over inflation, the U.S. Federal Reserve (Fed) cut interest rates for the first time in two years and forecast additional rate cuts in 2025.
Most sectors added to the fund’s positive results, with utilities, information technology and financials holdings particularly additive. Utilities had the strongest results, followed closely by information technology. Communication services, consumer discretionary and industrials returns were also positive, though below the portfolio’s overall return.
Materials and energy were the only sectors to see negative returns during the period, with materials the lower performing of the two. Health care also detracted from the broader portfolio’s return, generating results that were narrowly positive but well below the total fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 1A 2	19.15%	12.19%	10.81%
S&P 500 Index 3	25.02%	14.53%	14.59%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,066,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 24,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,066
Total number of portfolio holdings	192
Total advisory fees paid (in millions)	$ 24
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 19.14% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. markets outpaced other global indexes in part due to solid consumer spending and business investment. Communication services and information technology were especially strong. Despite lingering concerns over inflation, the U.S. Federal Reserve (Fed) cut interest rates for the first time in two years and forecast additional rate cuts in 2025.
Most sectors added to the fund’s positive results, with utilities, information technology and financials holdings particularly additive. Utilities had the strongest results, followed closely by information technology. Communication services, consumer discretionary and industrials returns were also positive, though below the portfolio’s overall return.
Materials and energy were the only sectors to see negative returns during the period, with materials the lower performing of the two. Health care also detracted from the broader portfolio’s return, generating results that were narrowly positive but well below the total fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 2 *	19.14%	12.18%	10.26%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,066,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 24,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,066
Total number of portfolio holdings	192
Total advisory fees paid (in millions)	$ 24
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 18.85% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. markets outpaced other global indexes in part due to solid consumer spending and business investment. Communication services and information technology were especially strong. Despite lingering concerns over inflation, the U.S. Federal Reserve (Fed) cut interest rates for the first time in two years and forecast additional rate cuts in 2025.
Most sectors added to the fund’s positive results, with utilities, information technology and financials holdings particularly additive. Utilities had the strongest results, followed closely by information technology. Communication services, consumer discretionary and industrials returns were also positive, though below the portfolio’s overall return.
Materials and energy were the only sectors to see negative returns during the period, with materials the lower performing of the two. Health care also detracted from the broader portfolio’s return, generating results that were narrowly positive but well below the total fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 4 *	18.85%	11.92%	9.99%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,066,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 24,000,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,066
Total number of portfolio holdings	192
Total advisory fees paid (in millions)	$ 24
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from November 15, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 7 *	0.54% †
*
Based on operations for the period from November 15, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.54%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares lost 2.81% for the period from November 15, 2024 to December 31, 2024. That result compares with a 2.39% loss for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth was solid, driven by consumer spending. Growth persisted despite election uncertainties, high interest rates and a slowing labor market. Inflation declined but remained above the Federal Reserve’s target. Government spending grew rapidly, partly due to federal grants. U.S. exports were flat, while imports increased.
The fund’s holdings in the communication services and energy sectors were the most notable contributors to absolute results. Both the energy and financials sectors saw positive returns, surpassing those of the overall portfolio.
In terms of detractors, investments in the real estate, healthcare and utilities sectors negatively impacted the portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 1 2	(2.81) %
Russell 3000 Index 3	0.09%
Russell 2500 Index 3	(2.39) %
Russell Midcap Index 3	(2.67) %
1
Class 1 shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,579,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 9,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 14,579
Total number of portfolio holdings	137
Total advisory fees paid (in thousands)	$ 9
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from November 15, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7 *	0.54% †
*
Based on operations for the period from November 15, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.54%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares lost 2.81% for the period from November 15, 2024 to December 31, 2024. That result compares with a 2.39% loss for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth was solid, driven by consumer spending. Growth persisted despite election uncertainties, high interest rates and a slowing labor market. Inflation declined but remained above the Federal Reserve’s target. Government spending grew rapidly, partly due to federal grants. U.S. exports were flat, while imports increased.
The fund’s holdings in the communication services and energy sectors were the most notable contributors to absolute results. Both the energy and financials sectors saw positive returns, surpassing those of the overall portfolio.
In terms of detractors, investments in the real estate, healthcare and utilities sectors negatively impacted the portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 1A 2	(2.81) %
Russell 3000 Index 3	0.09%
Russell 2500 Index 3	(2.39) %
Russell Midcap Index 3	(2.67) %
1
Class 1A shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,579,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 9,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 14,579
Total number of portfolio holdings	137
Total advisory fees paid (in thousands)	$ 9
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from November 15, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7 *	0.54% †
*
Based on operations for the period from November 15, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.54%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares lost 2.81% for the period from November 15, 2024 to December 31, 2024. That result compares with a 2.39% loss for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth was solid, driven by consumer spending. Growth persisted despite election uncertainties, high interest rates and a slowing labor market. Inflation declined but remained above the Federal Reserve’s target. Government spending grew rapidly, partly due to federal grants. U.S. exports were flat, while imports increased.
The fund’s holdings in the communication services and energy sectors were the most notable contributors to absolute results. Both the energy and financials sectors saw positive returns, surpassing those of the overall portfolio.
In terms of detractors, investments in the real estate, healthcare and utilities sectors negatively impacted the portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 2 2	(2.81) %
Russell 3000 Index 3	0.09%
Russell 2500 Index 3	(2.39) %
Russell Midcap Index 3	(2.67) %
1
Class 2 shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,579,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 9,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 14,579
Total number of portfolio holdings	137
Total advisory fees paid (in thousands)	$ 9
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from November 15, 2024, commencement of operations, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7 *	0.55% †
*
Based on operations for the period from November 15, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares lost 2.82% for the period from November 15, 2024 to December 31, 2024. That result compares with a 2.39% loss for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth was solid, driven by consumer spending. Growth persisted despite election uncertainties, high interest rates and a slowing labor market. Inflation declined but remained above the Federal Reserve’s target. Government spending grew rapidly, partly due to federal grants. U.S. exports were flat, while imports increased.
The fund’s holdings in the communication services and energy sectors were the most notable contributors to absolute results. Both the energy and financials sectors saw positive returns, surpassing those of the overall portfolio.
In terms of detractors, investments in the real estate, healthcare and utilities sectors negatively impacted the portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 4 2	(2.82) %
Russell 3000 Index 3	0.09%
Russell 2500 Index 3	(2.39) %
Russell Midcap Index 3	(2.67) %
1
Class 4 shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,579,000
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 9,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 14,579
Total number of portfolio holdings	137
Total advisory fees paid (in thousands)	$ 9
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 14.24% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the portfolio. Holdings in the information technology and industrials sectors were particularly additive. Communications services, financials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., Taiwan and Canada were especially additive.
In terms of detractors, investments in the materials and real estate sectors posted negative overall returns, as did companies based in Brazil, Australia and Korea.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 1 *	14.24%	7.55%	8.71%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,888,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,888
Total number of portfolio holdings	347
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 14.00% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the portfolio. Holdings in the information technology and industrials sectors were particularly additive. Communications services, financials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., Taiwan and Canada were especially additive.
In terms of detractors, investments in the materials and real estate sectors posted negative overall returns, as did companies based in Brazil, Australia and Korea.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 1A 2	14.00%	7.30%	9.72%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	10.72%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,888,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,888
Total number of portfolio holdings	347
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 14.00% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the portfolio. Holdings in the information technology and industrials sectors were particularly additive. Communications services, financials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., Taiwan and Canada were especially additive.
In terms of detractors, investments in the materials and real estate sectors posted negative overall returns, as did companies based in Brazil, Australia and Korea.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 2 *	14.00%	7.29%	8.45%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,888,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,888
Total number of portfolio holdings	347
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 13.70% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties related to the presidential election, high interest rates and a slowing labor market. Japan and the eurozone saw modest growth while the UK economy contracted over the period. Among emerging economies, China faced stagnant consumption, a property market crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the portfolio. Holdings in the information technology and industrials sectors were particularly additive. Communications services, financials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., Taiwan and Canada were especially additive.
In terms of detractors, investments in the materials and real estate sectors posted negative overall returns, as did companies based in Brazil, Australia and Korea.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 4 *	13.70%	7.04%	8.17%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,888,000,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,888
Total number of portfolio holdings	347
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Insurance Series® – Growth-Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 24.55% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.
Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.
Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 1 *	24.55%	13.30%	12.49%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,255,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 100,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,255
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 100
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
American Funds Insurance Series® – Growth-Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 24.25% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.
Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.
Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	Since inception 1
Growth-Income Fund — Class 1A 2	24.25%	13.02%	13.44%
S&P 500 Index 3	25.02%	14.53%	14.59%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,255,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 100,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,255
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 100
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
American Funds Insurance Series – Growth-Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 24.23% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.
Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.
Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 2 *	24.23%	13.01%	12.20%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,255,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 100,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,255
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 100
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
American Funds Insurance Series – Growth-Income Fund -Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 24.32% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.
Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.
Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 3 *	24.32%	13.09%	12.28%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,255,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 100,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,255
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 100
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
American Funds Insurance Series® – Growth-Income Fund Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 23.93% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.
Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.
Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 4 *	23.93%	12.73%	11.93%
S&P 500 Index †	25.02%	14.53%	13.10%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,255,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 100,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,255
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 100
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
American Funds Insurance Series – International Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 3.64% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product (GDP) increased modestly, while inflation rose in November after a brief dip. The U.K. economy rebounded in early 2024 but contracted in the three months to November. Japan's growth was steady, driven by domestic demand. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and communication services particularly additive. Consumer discretionary and utilities shares were also positive, though below the portfolio’s overall return. Geographically, investments in the U.S., emerging markets and Japan were especially additive.
Conversely, holdings in materials, real estate, health care and energy shares were the notable detractors to overall results. Likewise, investments in companies based in other European and Pacific ex-Japan regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 1 *	3.64%	2.79%	4.25%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 323,000,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 323
Total number of portfolio holdings	272
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series – International Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 3.39% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product (GDP) increased modestly, while inflation rose in November after a brief dip. The U.K. economy rebounded in early 2024 but contracted in the three months to November. Japan's growth was steady, driven by domestic demand. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and communication services particularly additive. Consumer discretionary and utilities shares were also positive, though below the portfolio’s overall return. Geographically, investments in the U.S., emerging markets and Japan were especially additive.
Conversely, holdings in materials, real estate, health care and energy shares were the notable detractors to overall results. Likewise, investments in companies based in other European and Pacific ex-Japan regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 1A 2	3.39%	2.54%	5.42%
MSCI ACWI (All Country World Index) ex USA 3	5.53%	4.10%	5.99%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 323,000,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 323
Total number of portfolio holdings	272
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series – International Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 3.48% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product (GDP) increased modestly, while inflation rose in November after a brief dip. The U.K. economy rebounded in early 2024 but contracted in the three months to November. Japan's growth was steady, driven by domestic demand. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and communication services particularly additive. Consumer discretionary and utilities shares were also positive, though below the portfolio’s overall return. Geographically, investments in the U.S., emerging markets and Japan were especially additive.
Conversely, holdings in materials, real estate, health care and energy shares were the notable detractors to overall results. Likewise, investments in companies based in other European and Pacific ex-Japan regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 2 *	3.48%	2.55%	3.99%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 323,000,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 323
Total number of portfolio holdings	272
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series – International Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 3.11% for the year ended December 31, 2024. That result compares with a 5.53% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, Europe’s gross domestic product (GDP) increased modestly, while inflation rose in November after a brief dip. The U.K. economy rebounded in early 2024 but contracted in the three months to November. Japan's growth was steady, driven by domestic demand. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and communication services particularly additive. Consumer discretionary and utilities shares were also positive, though below the portfolio’s overall return. Geographically, investments in the U.S., emerging markets and Japan were especially additive.
Conversely, holdings in materials, real estate, health care and energy shares were the notable detractors to overall results. Likewise, investments in companies based in other European and Pacific ex-Japan regions posted negative overall returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 4 *	3.11%	2.28%	3.73%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 323,000,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 323
Total number of portfolio holdings	272
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series® – Capital Income Builder - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 10.45% for the year ended December 31, 2024. That result compares with a 12.43% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, China faced stagnant consumption and rising debt, and India showed strong growth but struggled with inflation. Global bond funds had record-level inflows and easing inflation enabled central banks to lower interest rates.
Over the period, the fund’s equity holdings in information technology, industrials and financials were particularly additive to the fund’s total return, as were holdings domiciled in the U.S. and the Pacific ex-Japan region.
Conversely, equity holdings in the materials and real estate sectors saw negative returns for the period, as did equities domiciled in Japan. The fund’s fixed income holdings showed positive returns, though less than the overall portfolio average. High-yield bonds offered the best returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 1 *	10.45%	6.28%	5.70%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	12.43%	7.09%	7.02%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,369,000,000
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,369
Total number of portfolio holdings	1,037
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	107%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets) *Includes derivatives.
American Funds Insurance Series – Capital Income Builder - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 10.19% for the year ended December 31, 2024. That result compares with a 12.43% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, China faced stagnant consumption and rising debt, and India showed strong growth but struggled with inflation. Global bond funds had record-level inflows and easing inflation enabled central banks to lower interest rates.
Over the period, the fund’s equity holdings in information technology, industrials and financials were particularly additive to the fund’s total return, as were holdings domiciled in the U.S. and the Pacific ex-Japan region.
Conversely, equity holdings in the materials and real estate sectors saw negative returns for the period, as did equities domiciled in Japan. The fund’s fixed income holdings showed positive returns, though less than the overall portfolio average. High-yield bonds offered the best returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 1A 2	10.19%	6.02%	6.40%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	10.72%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	12.43%	7.09%	8.01%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg
Index
Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,369,000,000
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,369
Total number of portfolio holdings	1,037
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	107%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series® – Capital Income Builder - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 10.19% for the year ended December 31, 2024. That result compares with a 12.43% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, China faced stagnant consumption and rising debt, and India showed strong growth but struggled with inflation. Global bond funds had record-level inflows and easing inflation enabled central banks to lower interest rates.
Over the period, the fund’s equity holdings in information technology, industrials and financials were particularly additive to the fund’s total return, as were holdings domiciled in the U.S. and the Pacific ex-Japan region.
Conversely, equity holdings in the materials and real estate sectors saw negative returns for the period, as did equities domiciled in Japan. The fund’s fixed income holdings showed positive returns, though less than the overall portfolio average. High-yield bonds offered the best returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 2 *	10.19%	6.02%	5.48%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	12.43%	7.09%	7.02%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,369,000,000
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,369
Total number of portfolio holdings	1,037
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	107%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Capital Income Builder - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 9.93% for the year ended December 31, 2024. That result compares with a 12.43% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, China faced stagnant consumption and rising debt, and India showed strong growth but struggled with inflation. Global bond funds had record-level inflows and easing inflation enabled central banks to lower interest rates.
Over the period, the fund’s equity holdings in information technology, industrials and financials were particularly additive to the fund’s total return, as were holdings domiciled in the U.S. and the Pacific ex-Japan region.
Conversely, equity holdings in the materials and real estate sectors saw negative returns for the period, as did equities domiciled in Japan. The fund’s fixed income holdings showed positive returns, though less than the overall portfolio average. High-yield bonds offered the best returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 4 *	9.93%	5.75%	5.17%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	12.43%	7.09%	7.02%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,369,000,000
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,369
Total number of portfolio holdings	1,037
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	107%
Portfolio turnover rate excluding mortgage dollar roll transactions	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Asset Allocation Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 16.73% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 1 *	16.73%	8.59%	8.59%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 27,086,000,000
Holdings Count | Holding	1,841
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,086
Total number of portfolio holdings	1,841
Total advisory fees paid (in millions)	$ 71
Portfolio turnover rate including mortgage dollar roll transactions	129%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Asset Allocation Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 16.41% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
Asset Allocation Fund — Class 1A 2	16.41%	8.32%	8.93%
S&P 500 Index 3	25.02%	14.53%	14.59%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 27,086,000,000
Holdings Count | Holding	1,841
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,086
Total number of portfolio holdings	1,841
Total advisory fees paid (in millions)	$ 71
Portfolio turnover rate including mortgage dollar roll transactions	129%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series® – Asset Allocation Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 16.44% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials
and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 2 *	16.44%	8.32%	8.32%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 27,086,000,000
Holdings Count | Holding	1,841
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 27,086
Total number of portfolio holdings	1,841
Total advisory fees paid (in millions)	$ 71
Portfolio turnover rate including mortgage dollar roll transactions	129%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series® – Asset Allocation Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 16.52% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 3 *	16.52%	8.39%	8.40%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 27,086,000,000
Holdings Count | Holding	1,841
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 27,086
Total number of portfolio holdings	1,841
Total advisory fees paid (in millions)	$ 71
Portfolio turnover rate including mortgage dollar roll transactions	129%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Asset Allocation Fund Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 16.11% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 4 *	16.11%	8.04%	8.05%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 27,086,000,000
Holdings Count | Holding	1,841
Advisory Fees Paid, Amount	$ 71,000,000
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,086
Total number of portfolio holdings	1,841
Total advisory fees paid (in millions)	$ 71
Portfolio turnover rate including mortgage dollar roll transactions	129%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 6.90% for the year ended December 31, 2024. That result compares with a 9.49% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, amid the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, driven by domestic demand. China faced stagnant consumption and rising debt, while India showed strong growth but struggled with inflation. Global bond funds had record-level inflows as investors sought to lock in high yields. Additionally, easing inflation enabled central banks to lower interest rates.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services, information technology and utilities particularly additive. Holdings in consumer discretionary and industrials also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., the U.K. and Japan were additive.
Conversely, the fund’s holdings in materials, energy and health care sectors detracted from the broader portfolio’s return. Investments in emerging markets, the Pacific-ex Japan and European regions also posted negative overall returns. The bond portion returned less than equities, but generated yield for shareholders while offering diversification and the potential for lower volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 1 *	6.90%	5.10%	6.17%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	9.49%	5.32%	5.72%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	11.71%	6.41%	6.53%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Bloomberg Global Aggregate (USD Hedged) Index †	3.40%	0.48%	2.01%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 392,000,000
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	686
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	141%
Portfolio turnover rate excluding mortgage dollar roll transactions	55%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Includes derivatives.
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 6.57% for the year ended December 31, 2024. That result compares with a 9.49% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, amid the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, driven by domestic demand. China faced stagnant consumption and rising debt, while India showed strong growth but struggled with inflation. Global bond funds had record-level inflows as investors sought to lock in high yields. Additionally, easing inflation enabled central banks to lower interest rates.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services, information technology and utilities particularly additive. Holdings in consumer discretionary and industrials also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., the U.K. and Japan were additive.
Conversely, the fund’s holdings in materials, energy and health care sectors detracted from the broader portfolio’s return. Investments in emerging markets, the Pacific-ex Japan and European regions also posted negative overall returns. The bond portion returned less than equities, but generated yield for shareholders while offering diversification and the potential for lower volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 1A 2	6.57%	4.82%	6.89%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	10.72%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index 3	9.49%	5.32%	6.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index 3	11.71%	6.41%	7.36%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.33%
Bloomberg Global Aggregate (USD Hedged) Index 3	3.40%	0.48%	1.92%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 392,000,000
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	686
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	141%
Portfolio turnover rate excluding mortgage dollar roll transactions	55%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 6.58% for the year ended December 31, 2024. That result compares with a 9.49% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, amid the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, driven by domestic demand. China faced stagnant consumption and rising debt, while India showed strong growth but struggled with inflation. Global bond funds had record-level inflows as investors sought to lock in high yields. Additionally, easing inflation enabled central banks to lower interest rates.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services, information technology and utilities particularly additive. Holdings in consumer discretionary and industrials also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., the U.K. and Japan were additive.
Conversely, the fund’s holdings in materials, energy and health care sectors detracted from the broader portfolio’s return. Investments in emerging markets, the Pacific-ex Japan and European regions also posted negative overall returns. The bond portion returned less than equities, but generated yield for shareholders while offering diversification and the potential for lower volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 2 *	6.58%	4.84%	5.90%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	9.49%	5.32%	5.72%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	11.71%	6.41%	6.53%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Bloomberg Global Aggregate (USD Hedged) Index †	3.40%	0.48%	2.01%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 392,000,000
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	686
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	141%
Portfolio turnover rate excluding mortgage dollar roll transactions	55%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American Funds Global Balanced Fund Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 6.32% for the year ended December 31, 2024. That result compares with a 9.49% gain for the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, amid the uncertainties of the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K. economy contracted. Japan's growth was steady, driven by domestic demand. China faced stagnant consumption and rising debt, while India showed strong growth but struggled with inflation. Global bond funds had record-level inflows as investors sought to lock in high yields. Additionally, easing inflation enabled central banks to lower interest rates.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services, information technology and utilities particularly additive. Holdings in consumer discretionary and industrials also saw returns surpassing those of the overall portfolio. Geographically, shares of companies based in the U.S., the U.K. and Japan were additive.
Conversely, the fund’s holdings in materials, energy and health care sectors detracted from
the broader portfolio’s return. Investments in emerging markets, the Pacific-ex Japan and European regions also posted negative overall returns. The bond portion returned less than equities, but generated yield for shareholders while offering diversification and the potential for lower volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 4 *	6.32%	4.56%	5.65%
MSCI ACWI (All Country World Index) †	17.49%	10.06%	9.23%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index †	9.49%	5.32%	5.72%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index †	11.71%	6.41%	6.53%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Bloomberg Global Aggregate (USD Hedged) Index †	3.40%	0.48%	2.01%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 392,000,000
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 392
Total number of portfolio holdings	686
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	141%
Portfolio turnover rate excluding mortgage dollar roll transactions	55%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – The Bond Fund of America Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 1.50% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 1 *	1.50%	0.57%	1.93%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,167,000,000
Holdings Count | Holding	2,105
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,167
Total number of portfolio holdings	2,105
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	102%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – The Bond Fund of America Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 1.23% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the
fund
, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the
fund’s
yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 1A 2	1.23%	0.31%	1.68%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,167,000,000
Holdings Count | Holding	2,105
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 11,167
Total number of portfolio holdings	2,105
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	102%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – The Bond Fund of America - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 1.16% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 2 *	1.16%	0.32%	1.67%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,167,000,000
Holdings Count | Holding	2,105
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 11,167
Total number of portfolio holdings	2,105
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	102%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – The Bond Fund of America - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's
discussion of fund performance
The fund’s Class 4 shares gained 0.98% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.
Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
The Bond Fund of America — Class 4 *	0.98%	0.07%	1.42%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
*
Investment results ass
um
e all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,167,000,000
Holdings Count | Holding	2,105
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,167
Total number of portfolio holdings	2,105
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	102%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – Capital World Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 47	0.48%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares lost 2.76% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to its comparative returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac). Off-benchmark allocations to Egyptian and Argentine government bonds also contributed to the fund’s results. Sector and currency allocations further supported the fund’s comparative returns.
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds detracted from results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative results. In addition, currency management and duration positioning weighed on returns. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 1 *	(2.76) %	(2.16) %	0.16%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,448,000,000
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,448
Total number of portfolio holdings	1,194
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate including mortgage dollar roll transactions	269%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – Capital World Bond Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares lost 2.97% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to its comparative returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac). Off-benchmark allocations to Egyptian and Argentine government bonds also contributed to the fund’s results. Sector and currency allocations further supported the fund’s comparative returns.
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds detracted from results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative results. In addition, currency management and duration positioning weighed on returns. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 1A 2	(2.97) %	(2.40) %	0.10%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.33%
Consumer Price Index 3	2.89%	4.20%	3.41%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd
and
U.S. Bureau of Labor Statistics.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,448,000,000
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 1,448
Total number of portfolio holdings	1,194
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate including mortgage dollar roll transactions	269%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – Capital World Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares lost 3.04% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to its comparative returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac). Off-benchmark allocations to Egyptian and Argentine government bonds also contributed to the fund’s results. Sector and currency allocations further supported the fund’s comparative returns.
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds detracted from results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative results. In addition, currency management and duration positioning weighed on returns. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 2 *	(3.04) %	(2.41) %	(0.09) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,448,000,000
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 1,448
Total number of portfolio holdings	1,194
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate including mortgage dollar roll transactions	269%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series - Capital World Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares lost 3.32% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to its comparative returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac). Off-benchmark allocations to Egyptian and Argentine government bonds also contributed to the fund’s results. Sector and currency allocations further supported the fund’s comparative returns.
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds detracted from results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative results. In addition, currency management and duration positioning weighed on returns. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 4 *	(3.32) %	(2.65) %	(0.33) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,448,000,000
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,448
Total number of portfolio holdings	1,194
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate including mortgage dollar roll transactions	269%
Portfolio turnover rate excluding mortgage dollar roll transactions	54%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Insurance Series – American High-Income Trust - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,0 00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 9.92% for the year ended December 31, 2024. That result compares with a 8.19% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose.
High-yield bonds outpaced practically all U.S. fixed income sectors over the period, benefiting from the asset class’s lack of sensitivity to rates, which were volatile. Within the fund, each of the sectors contributed positively to overall returns. Holdings in the electric utility, technology and energy sectors were especially additive.
Conversely, holdings in consumer cyclicals, other utilities subsectors and banking debt, while still positive, weighed somewhat on absolute returns over the period. Exposure to higher quality speculative-grade categories, including very modest holdings in investment-grade debt, detracted from results as it was the lower quality bonds such as CCC-rated issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
tu
rns
	1 year	5 years	10 years
American High-Income Trust — Class 1 *	9.92%	5.81%	5.59%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.19%	4.20%	5.16%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 932,000,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund sta tistic s
Fund net assets (in millions)	$ 932
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American High-Income Trust - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy poth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 9.73% for the year ended December 31, 2024. That result compares with a 8.19% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose.
High-yield bonds outpaced practically all U.S. fixed income sectors over the period, benefiting from the asset class’s lack of sensitivity to rates, which were volatile. Within the fund, each of the sectors contributed positively to overall returns. Holdings in the electric utility, technology and energy sectors were especially additive.
Conversely, holdings in consumer cyclicals, other utilities subsectors and banking debt, while still positive, weighed somewhat on absolute returns over the period. Exposure to higher quality speculative-grade categories, including very modest holdings in investment-grade debt, detracted from results as it was the lower quality bonds such as CCC-rated issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urn
s
	1 year	5 years	Since inception 1
American High-Income Trust — Class 1A 2	9.73%	5.54%	5.44%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.89%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 932,000,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund stat istic s
Fund net assets (in millions)	$ 932
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American High-Income Trust - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 9.67% for the year ended December 31, 2024. That result compares with a 8.19% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose.
High-yield bonds outpaced practically all U.S. fixed income sectors over the period, benefiting from the asset class’s lack of sensitivity to rates, which were volatile. Within the fund, each of the sectors contributed positively to overall returns. Holdings in the electric utility, technology and energy sectors were especially additive.
Conversely, holdings in consumer cyclicals, other utilities subsectors and banking debt, while still positive, weighed somewhat on absolute returns over the period. Exposure to higher quality speculative-grade categories, including very modest holdings in investment-grade debt, detracted from results as it was the lower quality bonds such as CCC-rated issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
t
al returns
	1 year	5 years	10 years
American High-Income Trust — Class 2 *	9.67%	5.54%	5.32%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.19%	4.20%	5.16%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 932,000,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 932
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American High-Income Trust - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 9.79% for the year ended December 31, 2024. That result compares with a 8.19% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose.
High-yield bonds outpaced practically all U.S. fixed income sectors over the period, benefiting from the asset class’s lack of sensitivity to rates, which were volatile. Within the fund, each of the sectors contributed positively to overall returns. Holdings in the electric utility, technology and energy sectors were especially additive.
Conversely, holdings in consumer cyclicals, other utilities subsectors and banking debt, while still positive, weighed somewhat on absolute returns over the period. Exposure to higher quality speculative-grade categories, including very modest holdings in investment-grade debt, detracted from results as it was the lower quality bonds such as CCC-rated issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class 3 *	9.79%	5.62%	5.40%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.19%	4.20%	5.16%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 932,000,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 932
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American High-Income Trust - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 9.39% for the year ended December 31, 2024. That result compares with a 8.19% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose.
High-yield bonds outpaced practically all U.S. fixed income sectors over the period, benefiting from the asset class’s lack of sensitivity to rates, which were volatile. Within the fund, each of the sectors contributed positively to overall returns. Holdings in the electric utility, technology and energy sectors were especially additive.
Conversely, holdings in consumer cyclicals, other utilities subsectors and banking debt, while still positive, weighed somewhat on absolute returns over the period. Exposure to higher quality speculative-grade categories, including very modest holdings in investment-grade debt, detracted from results as it was the lower quality bonds such as CCC-rated issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 4 *	9.39%	5.29%	5.06%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.19%	4.20%	5.16%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 932,000,000
Holdings Count | Holding	852
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 932
Total number of portfolio holdings	852
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series® – American Funds Mortgage Fund Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 0.93% for the year ended December 31, 2024. That result compares with a 1.20% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth.
Security selection contributed positively to relative returns. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration.
The fund was positioned to benefit from a steepening of the Treasury yield curve, with underweight to longer maturities and overweight to shorter maturities. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 1 *	0.93%	0.21%	1.29%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Mortgage Backed Securities Index †	1.20%	(0.74) %	0.91%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 110,831,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 246,000
Investment Company, Portfolio Turnover	644.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 110,831
Total number of portfolio holdings	440
Total advisory fees paid (in thousands)	$ 246
Portfolio turnover rate including mortgage dollar roll transactions	644%
Portfolio turnover rate excluding mortgage dollar roll transactions	52%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were th e fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 0.74% for the year ended December 31, 2024. That result compares with a 1.20% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth.
Security selection contributed positively to relative returns. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration.
The fund was positioned to benefit from a steepening of the Treasury yield curve, with underweight to longer maturities and overweight to shorter maturities. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal
returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 1A 2	0.74%	(0.05) %	0.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
Bloomberg U.S. Mortgage Backed Securities Index 3	1.20%	(0.74) %	0.74%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 110,831,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 246,000
Investment Company, Portfolio Turnover	644.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in thousands)	$ 110,831
Total number of portfolio holdings	440
Total advisory fees paid (in thousands)	$ 246
Portfolio turnover rate including mortgage dollar roll transactions	644%
Portfolio turnover rate excluding mortgage dollar roll transactions	52%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American Funds Mortgage Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs fo r the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 0.68% for the year ended December 31, 2024. That result compares with a 1.20% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth.
Security selection contributed positively to relative returns. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration.
The fund was positioned to benefit from a steepening of the Treasury yield curve, with underweight to longer maturities and overweight to shorter maturities. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 2 *	0.68%	(0.05) %	1.03%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Mortgage Backed Securities Index †	1.20%	(0.74) %	0.91%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 110,831,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 246,000
Investment Company, Portfolio Turnover	644.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 110,831
Total number of portfolio holdings	440
Total advisory fees paid (in thousands)	$ 246
Portfolio turnover rate including mortgage dollar roll transactions	644%
Portfolio turnover rate excluding mortgage dollar roll transactions	52%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – American Funds Mortgage Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 0.35% for the year ended December 31, 2024. That result compares with a 1.20% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth.
Security selection contributed positively to relative returns. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration.
The fund was positioned to benefit from a steepening of the Treasury yield curve, with underweight to longer maturities and overweight to shorter maturities. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 4 *	0.35%	(0.30) %	0.78%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Mortgage Backed Securities Index †	1.20%	(0.74) %	0.91%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 110,831,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 246,000
Investment Company, Portfolio Turnover	644.00%
Additional Fund Statistics [Text Block]
Key fu
n
d statistics
Fund net assets (in thousands)	$ 110,831
Total number of portfolio holdings	440
Total advisory fees paid (in thousands)	$ 246
Portfolio turnover rate including mortgage dollar roll transactions	644%
Portfolio turnover rate excluding mortgage dollar roll transactions	52%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 5.08% for the year ended December 31, 2024. That result compares with a 5.31% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While these moves prompted increases in longer-term yields, with investors anticipating stronger U.S. economic growth, shorter-term yields slid over the course of the period.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund’s investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 1 *	5.08%	2.26%	1.53%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg Short-Term Government/Corporate Index †	5.31%	2.50%	1.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 338,678,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 920,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 338,678
Total number of portfolio holdings	39
Total advisory fees paid (in thousands)	$ 920
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	66.52%
Federal agency bills & notes	21.42%
U.S. Treasury bills	12.79%
Other assets less liabilities	(0.73) %
Total	100.00%

American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 4.86% for the year ended December 31, 2024. That result compares with a 5.31% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While these moves prompted increases in longer-term yields, with investors anticipating stronger U.S. economic growth, shorter-term yields slid over the course of the period.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund’s investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Ultra-Short Bond Fund — Class 1A 2	4.86%	2.18%	1.89%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
Bloomberg Short-Term Government/Corporate Index 3	5.31%	2.50%	2.27%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 338,678,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 920,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 338,678
Total number of portfolio holdings	39
Total advisory fees paid (in thousands)	$ 920
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	66.52%
Federal agency bills & notes	21.42%
U.S. Treasury bills	12.79%
Other assets less liabilities	(0.73) %
Total	100.00%

American Funds Insurance Series - Ultra-Short Bond Fund Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 4.89% for the year ended December 31, 2024. That result compares with a 5.31% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While these moves prompted increases in longer-term yields, with investors anticipating stronger U.S. economic growth, shorter-term yields slid over the course of the period.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund’s investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 2 *	4.89%	2.01%	1.28%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg Short-Term Government/Corporate Index †	5.31%	2.50%	1.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 338,678,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 920,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 338,678
Total number of portfolio holdings	39
Total advisory fees paid (in thousands)	$ 920
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	66.52%
Federal agency bills & notes	21.42%
U.S. Treasury bills	12.79%
Other assets less liabilities	(0.73) %
Total	100.00%

American Funds Insurance Series - Ultra-Short Bond Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 4.91% for the year ended December 31, 2024. That result compares with a 5.31% gain for the Bloomberg Short-Term Government/Corporate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While these moves prompted increases in longer-term yields, with investors anticipating stronger U.S. economic growth, shorter-term yields slid over the course of the period.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund’s investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 3 *	4.91%	2.08%	1.35%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg Short-Term Government/Corporate Index †	5.31%	2.50%	1.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 338,678,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 920,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 338,678
Total number of portfolio holdings	39
Total advisory fees paid (in thousands)	$ 920
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	66.52%
Federal agency bills & notes	21.42%
U.S. Treasury bills	12.79%
Other assets less liabilities	(0.73) %
Total	100.00%

American Funds Insurance Series - Ultra-Short Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 4.62% for the year ended December 31, 2024. That result compares with a 5.31% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following rate cuts in September and November, the Fed introduced another reduction in December 2024. While these moves prompted increases in longer-term yields, with investors anticipating stronger U.S. economic growth, shorter-term yields slid over the course of the period.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund’s investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 4 *	4.62%	1.76%	1.03%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg Short-Term Government/Corporate Index †	5.31%	2.50%	1.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Short-Term Government/Corporate Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 338,678,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 920,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 338,678
Total number of portfolio holdings	39
Total advisory fees paid (in thousands)	$ 920
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	66.52%
Federal agency bills & notes	21.42%
U.S. Treasury bills	12.79%
Other assets less liabilities	(0.73) %
Total	100.00%

American Funds Insurance Series – U.S. Government Securities Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 0.99% for the year ended December 31, 2024. That result compares with a 0.83% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Security selection was the key driver of relative returns over the period. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration. Sector allocation was also a positive contributor due to the fund’s larger emphasis on mortgages relative to the benchmark.
The portfolio was positioned to benefit from a steepening of the Treasury yield curve, which is a more normalized curve with long-term Treasury yields higher than short-term Treasury yields. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 1 *	0.99%	0.39%	1.36%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	0.83%	(0.67) %	0.88%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,820,000,000
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,820
Total number of portfolio holdings	688
Total advisory fees paid (in millions )	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 0.70% for the year ended December 31, 2024. That result compares with a 0.83% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Security selection was the key driver of relative returns over the period. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration. Sector allocation was also a positive contributor due to the fund’s larger emphasis on mortgages relative to the benchmark.
The portfolio was positioned to benefit from a steepening of the Treasury yield curve, which is a more normalized curve with long-term Treasury yields higher than short-term Treasury yields. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 1A 2	0.70%	0.12%	1.04%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.27%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	0.83%	(0.67) %	0.78%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,820,000,000
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 1,820
Total number of portfolio holdings	688
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – U.S. Government Securities Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 0.75% for the year ended December 31, 2024. That result compares with a 0.83% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Security selection was the key driver of relative returns over the period. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration. Sector allocation was also a positive contributor due to the fund’s larger emphasis on mortgages relative to the benchmark.
The portfolio was positioned to benefit from a steepening of the Treasury yield curve, which is a more normalized curve with long-term Treasury yields higher than short-term Treasury yields. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 2 *	0.75%	0.14%	1.10%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	0.83%	(0.67) %	0.88%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,820,000,000
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 1,820
Total number of portfolio holdings	688
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – U.S. Government Securities Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 0.79% for the year ended December 31, 2024. That result compares with a 0.83% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Security selection was the key driver of relative returns over the period. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration. Sector allocation was also a positive contributor due to the fund’s larger emphasis on mortgages relative to the benchmark.
The portfolio was positioned to benefit from a steepening of the Treasury yield curve, which is a more normalized curve with long-term Treasury yields higher than short-term Treasury yields. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 3 *	0.79%	0.21%	1.17%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	0.83%	(0.67) %	0.88%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,820,000,000
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,820
Total number of portfolio holdings	688
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
American Funds Insurance Series – U.S. Government Securities Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's
discussion
of fund performance
The fund’s Class 4 shares gained 0.44% for the year ended December 31, 2024. That result compares with a 0.83% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Security selection was the key driver of relative returns over the period. Security selection within agency mortgage-backed securities (MBS) contributed positively to excess returns due to the fund’s emphasis on higher coupon mortgages. Against a backdrop of rising interest rates and elevated interest rate volatility, lower coupon mortgages lagged their higher coupon counterparts of similar duration. Sector allocation was also a positive contributor due to the fund’s larger emphasis on mortgages relative to the benchmark.
The portfolio was positioned to benefit from a steepening of the Treasury yield curve, which is a more normalized curve with long-term Treasury yields higher than short-term Treasury yields. While the curve steepened over the period, this impact was offset by a drag in income potential associated with a steepening bias (when the curve was inverted).

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 4 *	0.44%	(0.13) %	0.84%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	0.83%	(0.67) %	0.88%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,820,000,000
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	398.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,820
Total number of portfolio holdings	688
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Growth Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 23.82% for the year ended December 31, 2024. That result compares with a 18.59% gain for the S&P 500 Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
Equities were the primary driver of the fund’s results over the past year, with holdings in communication services and information technology stocks leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio. Holdings in industrials were also meaningful contributors.
Managed risk funds invest a certain percentage in fixed-income instruments which help mitigate risk and provide downside protection from volatility. Holdings in bonds, while still a contributor to returns, lagged the portfolio’s equity holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth Fund — Class P1 *	23.82%	11.59%	10.72%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate Aggressive †	18.59%	9.44%	8.71%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 526,262,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 520,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 526,262
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	$ 520
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Growth Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 23.50% for the year ended December 31, 2024. That result compares with a 18.59% gain for the S&P 500 Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by consumer spending. Growth persisted despite uncertainty around the presidential election, interest rates and job growth. The market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed’s) target and an expanding government budget deficit. Speculation surrounding the Fed’s rate cuts was a primary driver of market returns.
Equities were the primary driver of the fund’s results over the past year, with holdings in communication services and information technology stocks leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio. Holdings in industrials were also meaningful contributors.
Managed risk funds invest a certain percentage in fixed-income instruments which help mitigate risk and provide downside protection from volatility. Holdings in bonds, while still a contributor to returns, lagged the portfolio’s equity holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth Fund — Class P2 *	23.50%	11.30%	10.42%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate Aggressive †	18.59%	9.44%	8.71%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 526,262,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 520,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 526,262
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	$ 520
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk International Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk International Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares lost 0.05% for the year ended December 31, 2024. That result compares with a 2.24% gain for the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
Equities made the largest contribution to results, with key contributions from industrials, information technology, and communication services. Materials and health care were the strongest detractors from results. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection from volatility.
From a regional perspective, emerging markets, Canada, and the eurozone all had positive impacts, while companies elsewhere in Europe and the Pacific Ex-Japan weighed on results.
Fixed income and cash also contributed positively to results, with the key fixed income contributors coming from positions in corporate bonds and securitized debt and the key detractor coming from the U.S. Treasury positions.
Negative results from the fund overlay offset some of the positive contributions from equities, bonds and cash.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urn
s
	1 year	5 years	10 years
Managed Risk International Fund — Class P1 *	(0.05) %	(2.25) %	1.13%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive †	2.24%	1.97%	3.07%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index) ex USA, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index) ex USA, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 114,308,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 123,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 114,308
Total number of portfolio holdings	10
Total advisory fees paid (in thousands)	$ 123
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk International Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk International Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk International Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares lost 0.45% for the year ended December 31, 2024. That result compares with a 2.24% gain for the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
Equities made the largest contribution to results, with key contributions from industrials, information technology, and communication services. Materials and health care were the strongest detractors from results. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection from volatility.
From a regional perspective, emerging markets, Canada, and the eurozone all had positive impacts, while companies elsewhere in Europe and the Pacific Ex-Japan weighed on results.
Fixed income and cash also contributed positively to results, with the key fixed income contributors coming from positions in corporate bonds and securitized debt and the key detractor coming from the U.S. Treasury positions.
Negative results from the fund overlay offset some of the positive contributions from equities, bonds and cash.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk International Fund — Class P2 *	(0.45) %	(2.52) %	0.78%
MSCI ACWI (All Country World Index) ex USA †	5.53%	4.10%	4.80%
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive †	2.24%	1.97%	3.07%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index) ex USA, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index) ex USA, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 114,308,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 123,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 114,308
Total number of portfolio holdings	10
Total advisory fees paid (in thousands)	$ 123
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 14.20% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties around the presidential election and high interest rates. In September, the U.S. Federal Reserve (Fed) cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with information technology, utilities and financials being particularly additive. Holdings in communication services and consumer discretionary also contributed, despite lagging the fund’s overall return.
Managed risk funds invest a certain percentage in fixed income instruments in order to help mitigate risk and provide downside protection from volatility. Within the fund’s fixed income sleeve, most sector results were positive, but they were not enough to outweigh a negative return in Treasuries, leading to an overall negative return for the sleeve. Within equities, negative returns in energy and materials were also detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Washington Mutual Investors Fund — Class P1 *	14.20%	5.90%	5.61%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate †	16.42%	8.27%	7.88%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 322,206,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 328,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 322,206
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	$ 328
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 13.99% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties around the presidential election and high interest rates. In September, the U.S. Federal Reserve (Fed) cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with information technology, utilities and financials being particularly additive. Holdings in communication services and consumer discretionary also contributed, despite lagging the fund’s overall return.
Managed risk funds invest a certain percentage in fixed income instruments in order to help mitigate risk and provide downside protection from volatility. Within the fund’s fixed income sleeve, most sector results were positive, but they were not enough to outweigh a negative return in Treasuries, leading to an overall negative return for the sleeve. Within equities, negative returns in energy and materials were also detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Washington Mutual Investors Fund — Class P2 *	13.99%	5.61%	5.28%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate †	16.42%	8.27%	7.88%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 322,206,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 328,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 322,206
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	$ 328
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 18.03% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and an uptick in unemployment. In September, the U.S. Federal Reserve cut rates for the first time since 2020, with additional reductions in November and December. Despite the Federal Reserve’s cuts to short-term rates, longer term yields rose and ended the year higher.
The portfolio’s equity sleeve benefitted returns for the period, particularly in the U.S., with domestic consumer discretionary, communication services and information technology sectors adding meaningfully to total return. Industrials and utilities holdings were also additive, though below the domestic equities’ overall return.
Conversely, investments in international equities did not return as much as the broader portfolio, despite positive absolute returns. Within international equities, holdings in financials, materials and utilities sectors generated negative returns for the period. Holdings in fixed income did not advance as much as the broader portfolio, but they did provide positive returns while helping to mitigate risk and providing downside protection from volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth-Income Fund — Class P1 *	18.03%	7.65%	7.73%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate †	16.42%	8.27%	7.88%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,177,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,177
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 17.69% for the year ended December 31, 2024. That result compares
with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and an uptick in unemployment. In September, the U.S. Federal Reserve cut rates for the first time since 2020, with additional reductions in November and December. Despite the Federal Reserve’s cuts to short-term rates, longer term yields rose and ended the year higher.
The portfolio’s equity sleeve benefitted returns for the period, particularly in the U.S., with domestic consumer discretionary, communication services and information technology sectors adding meaningfully to total return. Industrials and utilities holdings were also additive, though below the domestic equities’ overall return.
Conversely, investments in international equities did not return as much as the broader portfolio, despite positive absolute returns. Within international equities, holdings in financials, materials and utilities sectors generated negative returns for the period. Holdings in fixed income did not advance as much as the broader portfolio, but they did provide positive returns while helping to mitigate risk and providing downside protection from volatility.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth-Income Fund — Class P2 *	17.69%	7.39%	7.43%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate †	16.42%	8.27%	7.88%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,177,000,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,177
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 14.90% for the year ended December 31, 2024. That result compares with a 14.32% gain for the S&P 500 Managed Risk Index - Moderate Conservative. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties around the presidential election and high interest rates. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer-term yields rose.
Domestic equity returns were the key contributor to the fund’s overall performance. Holdings in utilities, information technology and financials were particularly additive. The U.S. communication services, and U.S. consumer discretionary sectors also saw returns above those of the fund’s total U.S. equities sleeve.
Holdings in energy and real estate were a drag on performance, with both sectors posting negative returns for the year. Non-U.S. equities generated positive returns, but below the fund’s overall performance. The fund’s bond returns, while still positive in absolute terms, detracted somewhat from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Asset Allocation Fund — Class P1 *	14.90%	5.56%	6.14%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate Conservative †	14.32%	7.15%	7.11%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Conservative (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Conservative (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,026,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,026
Total number of portfolio holdings	15
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 14.63% for the year ended December 31, 2024. That result compares with a 14.32% gain for the S&P 500 Managed Risk Index - Moderate Conservative. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending, despite uncertainties around the presidential election and high interest rates. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer-term yields rose.
Domestic equity returns were the key contributor to the fund’s overall performance. Holdings in utilities, information technology and financials were particularly additive. The U.S. communication services, and U.S. consumer discretionary sectors also saw returns above those of the fund’s total U.S. equities sleeve.
Holdings in energy and real estate were a drag on performance, with both sectors posting negative returns for the year. Non-U.S. equities generated positive returns, but below the fund’s overall performance. The fund’s bond returns, while still positive in absolute terms, detracted somewhat from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total re
turn
s
	1 year	5 years	10 years
Managed Risk Asset Allocation Fund — Class P2 *	14.63%	5.30%	5.88%
S&P 500 Index †	25.02%	14.53%	13.10%
S&P 500 Managed Risk Index - Moderate Conservative †	14.32%	7.15%	7.11%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Conservative (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate Conservative (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 2,026,000,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund stat isti cs
Fund net assets (in millions)	$ 2,026
Total number of portfolio holdings	15
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.

[1]	Based on operations for the period from November 15, 2024 to December 31, 2024. Expenses for the full year would be higher.
[2]	Annualized.